Significant Accounting Policies, Accounts Receivable Trade, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts	$ 0	$ 0